Annual Total Returns- Vanguard Utilities Index Fund (ETF) [BarChart] - ETF - Vanguard Utilities Index Fund - ETF Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	6.95%	18.91%	1.95%	14.93%	26.92%	(4.83%)	17.52%	12.51%	4.43%	24.92%